Presentation of Accumulated Other Comprehensive Income, Net of Tax in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012		Jan. 29, 2011		Jan. 30, 2010
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, net of tax	$ (35)	$ 12	$ (53)	$ 75	$ 12		$ 54		$ 19
Unrealized loss on hedged transactions, net of tax	0	0	0	(1)	(2)		15		10
Unrealized actuarial losses, net of tax	0	0	0	1	(6)		9		(1)
Accumulated other comprehensive income (loss)					44		40
Beginning balance
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, net of tax									(58)
Unrealized loss on hedged transactions, net of tax									(25)
Unrealized actuarial losses, net of tax									(10)
Acquisition of Toys- Japan shares(1)									0	[1]
Accumulated other comprehensive income (loss)									(93)
Current-period other comprehensive income
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, net of tax					12		55		19
Unrealized loss on hedged transactions, net of tax					(2)		15		10
Unrealized actuarial losses, net of tax					(6)		9		(1)
Acquisition of Toys- Japan shares(1)					0	[1]	0	[1]	0	[1]
Accumulated other comprehensive income (loss)					4		79		28
Acquisition of 28.12% of Toys-Japan shares
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, net of tax									0
Unrealized loss on hedged transactions, net of tax									0
Unrealized actuarial losses, net of tax									0
Acquisition of Toys- Japan shares(1)									20	[1]
Accumulated other comprehensive income (loss)									20
Ending balance
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, net of tax					28		16		(39)
Unrealized loss on hedged transactions, net of tax					(2)		0		(15)
Unrealized actuarial losses, net of tax					(8)		(2)		(11)
Acquisition of Toys- Japan shares(1)					26	[1]	26	[1]	20	[1]
Accumulated other comprehensive income (loss)					44		40		(45)
Acquisition of approximately 9% of Toys-Japan shares
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, net of tax							0
Unrealized loss on hedged transactions, net of tax							0
Unrealized actuarial losses, net of tax							0
Acquisition of Toys- Japan shares(1)							6	[1]
Accumulated other comprehensive income (loss)							$ 6

[1]	Upon acquisition of the additional ownership interest of 9% and 28%, Noncontrolling interest decreased by $30 million and $82 million, respectively, at January 29, 2011 and January 30, 2010. These balances represented the percentage of ownership purchased at historical cost. The difference between the fair value of the consideration paid and the carrying amount of the Noncontrolling interest acquired was recognized as a net increase in Stockholders' Equity (Deficit). See Note 18 entitled "TOYS-JAPAN SHARE ACQUISITION" for further details.